Leases - Schedule of Operating Lease Right-of-use Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease right-of-use assets	$ 2,101
Amortization of operating lease right-of-use assets	(161)	(217)	(291)
Addition of operating lease right-of -use asset	28
Write-off of right-of-use asset due to headquarters lease termination	(1,913)
Write-off of right-of-use asset related to other lease terminations	(50)
Operating lease right-of-use assets	5		2,101
Operating lease liabilities, Beginning	3,300	$ 3,458	3,458
Principal payments on operating lease liabilities	(154)
Addition of operating lease liability	28
Write-off of lease liability related to headquarters lease termination	(3,135)
Write-off of lease liability related to other lease terminations	(34)
Operating lease liabilities, Ending	5		3,300	3,458
Less non-current portion			(2,891)
Current portion	$ 5		$ 409